Document and Entity Information	Jul. 10, 2024
Cover [Abstract]
Entity Registrant Name	Calumet, Inc. /DE
Amendment Flag	false
Entity Central Index Key	0002013745
Document Type	8-K
Document Period End Date	Jul. 10, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-42172
Entity Tax Identification Number	36-5098520
Entity Address, Address Line One	2780 Waterfront Pkwy E. Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46214
City Area Code	(317)
Local Phone Number	328-5660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CLMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false